UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

                             AMIDEX(TM) Funds, Inc.
               (Exact name of registrant as specified in charter)

                 2621 Van Buren Avenue Norristown, PA        19403
               ------------------------------------------------------
               (Address of principal executive offices)    (Zip code)

                           Matrix Capital Group, Inc.
                  630 Fitzwatertown Road Building A, 2nd Floor
                           Willow Grove, PA      19090-1904
                           --------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  610.666.8426

Date of fiscal year end: 05/31/08

Date of reporting period: 02/29/08

Item 1. Schedule of Investments.

The Corporation's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEX(TM) Funds, Inc.
AMIDEX35(TM) ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares         Value
                                                      ----------    -----------

ISRAEL - 54.65%

COMMON STOCK - 54.65%

Banking & Insurance - 16.11%
Bank Hapoalim BM                                         187,228    $   830,123
Bank Leumi Le-Israel BM                                  183,116        868,266
Clal Insurance Enterprise Holdings Ltd.                    8,756        199,525
Harel Insurance Investments & Finances Ltd.                3,000        162,287
Israel Discount Bank Ltd. *                              147,810        390,124
Migdal Insurance & Financial Holdings Ltd.               172,216        269,827
Mizrahi Tefahot Bank Ltd.                                 38,915        304,324
                                                                    -----------
                                                                      3,024,476
                                                                    -----------

Chemicals - 15.31%
Israel Chemicals Ltd.                                    166,335      2,361,518
Makhteshim-Agan Industries Ltd. *                         59,487        512,622
                                                                    -----------
                                                                      2,874,140
                                                                    -----------

Diversified Holdings - 16.52%
Africa Israel Investments Ltd.                             6,851        467,028
Clal Industries and Investments Ltd.                      13,851         71,578
Delek Group Ltd.                                           1,564        263,060
Discount Investment Corp.                                  9,860        265,608
Gazit Globe Ltd.                                          15,000        136,600
IDB Development Corp. Ltd.                                 8,629        274,667
IDB Holding Corp. Ltd.                                     6,490        199,267
Israel Corp. Ltd.                                          1,188      1,329,724
Kardan NV                                                  6,600         93,811
                                                                    -----------
                                                                      3,101,343
                                                                    -----------

Food - 2.27%
Osem Investment Ltd.                                      19,084        222,996
Strauss Group Ltd. *                                      14,000        203,573
                                                                    -----------
                                                                        426,569
                                                                    -----------

Oil & Gas - 0.54%
Oil Refineries Ltd.                                      110,000        102,350
                                                                    -----------

Telecommunications - 3.90%
Bezeq Israeli Telecommunication Corp. Ltd.               387,390        732,612
                                                                    -----------

  TOTAL COMMON STOCK (Cost $5,091,732)                               10,261,490
                                                                    -----------

                                Expiration Date-
WARRANTS - 0.00%                Exercise Price
Gazit Globe, Ltd. *         ------------------------
  (Cost $0)                 06/03/08 - 47.61 ILS ***       1,875    $       309
                                                                    -----------

  TOTAL ISRAEL (Cost $5,091,732)                                     10,261,799
                                                                    -----------

AMIDEX(TM) Funds, Inc.
AMIDEX35(TM) ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares         Value
                                                      ----------    -----------
UNITED STATES  - 45.31%

COMMON STOCK - 31.76%

Computer Hardware/Software - 4.78%
Check Point Software Technologies Ltd. *                 31,695     $   694,754
Electronics for Imaging, Inc. *                           8,428         126,926
Verint Systems, Inc. *                                    5,000          75,600
                                                                    -----------
                                                                        897,280
                                                                    -----------

Defense Equipment - 1.26%
Elbit Systems Ltd.                                        4,198         237,019
                                                                    -----------

Electronics - 0.52%
Orbotech Ltd. *                                           5,382          97,360
                                                                    -----------

Medical Products - 0.60%
Given Imaging Ltd. *                                      4,010          63,599
Syneron Medical Ltd. *                                    3,000          48,570
                                                                    -----------
                                                                        112,169
                                                                    -----------

Pharmaceuticals - 12.18%
Taro Pharmaceutical Industries Ltd. *                     5,040          38,607
Teva Pharmaceutical Industries Ltd. - ADR                45,816       2,248,191
                                                                    -----------
                                                                      2,286,798
                                                                    -----------

Semiconductors - 0.68%
DSP Group, Inc. *                                         4,705          54,578
Zoran Corp. *                                             5,300          72,769
                                                                    -----------
                                                                        127,347
                                                                    -----------

Telecommunications - 11.51%
Alvarion Ltd. *                                           7,000          52,990
Amdocs Ltd. *                                            28,803         892,893
Comverse Technology, Inc. *                              25,377         417,959
Nice Systems Ltd. - ADR *                                 3,000          96,840
Partner Communications Co. Ltd. - ADR                    33,100         700,396
                                                                    -----------
                                                                      2,161,078
                                                                    -----------

Utilities - 0.23%
Ormat Technologies, Inc.                                  1,000          43,660
                                                                    -----------

  TOTAL COMMON STOCK (Cost $7,549,896)                                5,962,711
                                                                    -----------

AMIDEX(TM) Funds, Inc.
AMIDEX35(TM) ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares         Value
                                                      ----------    -----------
UNITED STATES  - 45.31% (continued)

SHORT-TERM INVESTMENTS - 13.55%
Fidelity Institutional Money Market Fund,
  3.61% ** (Cost $2,544,863)                           2,544,863    $ 2,544,863
                                                                    -----------

  TOTAL UNITED STATES (Cost $10,094,759)                              8,507,574
                                                                    -----------

TOTAL INVESTMENTS (Cost $15,186,491) - 99.96%                       $18,769,373
OTHER ASSETS IN EXCESS OF LIABILITIES , NET - 0.04%                       7,776
                                                                    -----------
NET ASSETS - 100%                                                   $18,777,149
                                                                    ===========

*     Non-income producing security.

** Rate shown represents the rate at February 29, 2008 is subject to change and resets daily.

***   Exercise Price is in Israeli shekels.

ADR   American Depository Receipt.

As of February 29, 2008, the AMIDEX35(TM) Israel Mutual Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes                                $16,337,109
Unrealized Appreciation / (Depreciation):
     Gross Appreciation                                               7,621,465
     Gross Depreciation                                              (5,189,201)
                                                                    -----------
Net Unrealized Appreciation                                         $ 2,432,264
                                                                    ===========

AMIDEX(TM) Funds, Inc.
AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares         Value
                                                      ----------    -----------
COMMON STOCK - 89.90%

Biotechnology - 30.81%
Amgen, Inc. *                                                325    $    14,794
Biogen Idec, Inc. *                                          575         33,557
Celgene Corp. *                                              700         39,459
Enzon Pharmaceuticals, Inc. *                                100            859
Genentech, Inc. *                                            600         45,450
Genzyme Corp. *                                              346         24,538
Human Genome Sciences, Inc. *                                600          3,546
Immunomedics, Inc. *                                         100            247
Millennium Pharmaceuticals, Inc. *                           900         12,591
Myriad Genetics, Inc. *                                      100          3,702
PDL BioPharma, Inc. *                                        500          7,990
Vertex Pharmaceuticals, Inc. *                               200          3,500
                                                                    -----------
                                                                        190,233
                                                                    -----------

Healthcare Products - 14.48%
Beckman Coulter, Inc.                                        200         13,500
Hologic, Inc. *                                              208         12,545
Johnson & Johnson                                            600         37,176
Varian Medical Systems, Inc. *                               500         26,225
                                                                    -----------
                                                                         89,446
                                                                    -----------

Pharmaceuticals - 44.61%
Abbott Laboratories                                          400         21,420
AstraZeneca Plc. - ADR                                       600         22,578
Bristol-Myers Squibb Co.                                     800         18,088
Cell Therapeutics, Inc. *                                     25             33
Elan Corp. Plc. - ADR *                                      100          2,277
Eli Lilly & Co.                                              400         20,008
Gilead Sciences, Inc. *                                    1,100         52,052
GlaxoSmithKline Plc. - ADR                                   500         21,955
ImClone Systems, Inc. *                                      300         13,503
Medarex, Inc. *                                              200          1,860
Merck & Co., Inc.                                            400         17,720
Novartis AG - ADR                                            450         22,118
Pfizer, Inc.                                               1,050         23,394
QLT, Inc. *                                                  300            906
Schering-Plough Corp.                                        600         13,020
Valeant Pharmaceuticals International *                      200          2,750
Wyeth                                                        500         21,810
                                                                    -----------
                                                                        275,492
                                                                    -----------

  TOTAL COMMON STOCK (Cost $539,986)                                    555,171
                                                                    -----------

SHORT-TERM INVESTMENTS - 9.67%
Fidelity Institutional Money Market Fund, 3.61%  **
  (Cost $59,737)                                                    $    59,737
                                                                    -----------

TOTAL INVESTMENTS (Cost $599,723) - 99.57%                          $   614,908
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.43%                        2,630
                                                                    -----------
NET ASSETS - 100%                                                   $   617,538
                                                                    ===========

*     Non-income producing security.

** Rate shown represents the rate at February 29, 2008, is subject to change and resets daily.

ADR - American Depository Receipt

As of February 29, 2008, the AMIDEX(TM) Cancer Innovations & Healthcare Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes                                $   599,723
Unrealized Appreciation / (Depreciation):
     Gross Appreciation                                                 135,263
     Gross Depreciation                                                (120,078)
                                                                    -----------
Net Unrealized Appreciation                                         $    15,185
                                                                    ===========

Item 2. Controls and Procedures.

(a) The Corporation's principal executive officer and principal financial officer have concluded that the Corporation's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Corporation in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Corporation's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX(TM) Funds, Inc.

By: /s/ Clifford A. Goldstein
    -------------------------------
Name:   Clifford A. Goldstein
Title:  President
Date:   April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Clifford A. Goldstein
    -------------------------------
Name:   Clifford A. Goldstein
Title:  President
Date:   April 28, 2008


By:   /s/ Larry E. Beaver, Jr.
    -------------------------------
Name:     Larry E. Beaver, Jr.
Title:    Chief Accounting Officer
Date:     April 28, 2008